Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Comprehensive Income [Abstract]
NET INCOME	$ 6,711		$ 5,908	$ 7,657
Other comprehensive income (loss):
Other comprehensive income (loss): Unrealized gain on pension liability	490
Other comprehensive income (loss): Tax Effect	(172)
Investment securities available for sale: Unrealized holding gain (loss)	(7,180)		656	5,820
Investment securities available for sale: Tax Effect	2,440		(217)	(1,984)
Reclassification of gains from sale of securities	(284)		(626)	(1,170)
Reclassification of gains from sale of securities: Tax Effect	99		213	398
Net of tax amount	(4,607)	[1]	26	3,064
COMPREHENSIVE INCOME	$ 2,104		$ 5,934	$ 10,721

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.